Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of August 2016

Collection Period Start	1-Aug-16	Distribution Date	15-Sep-16
Collection Period End	31-Aug-16	30/360 Days	30
Beg. of Interest Period	15-Aug-16	Actual/360 Days	31
End of Interest Period	15-Sep-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	599,008,604.13	554,441,710.36	0.4922868
Total Securities		1,126,257,618.08	599,008,604.13	554,441,710.36	0.4922868
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	260,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	296,000,000.00	289,750,986.05	245,184,092.28	0.8283246
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	44,566,893.77	270,434.25	150.5638303	0.9136292
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	44,566,893.77	409,163.00

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,890,378.47
Monthly Interest				2,758,658.19
Total Monthly Payments				11,649,036.66

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				312,083.97
Aggregate Sales Proceeds Advance				17,245,394.01
Total Advances				17,557,477.98

Vehicle Disposition Proceeds:
Reallocation Payments				23,997,489.72
Repurchase Payments				466,218.17
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,753,903.01
Excess Wear and Tear and Excess Mileage				218,879.16
Remaining Payoffs				0.00
Net Insurance Proceeds				735,374.93
Residual Value Surplus				350,838.08
Total Collections				63,729,217.71

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	21,008,783.99			1,580
Involuntary Repossession	143,301.00			13
Voluntary Repossession	246,073.73			14
Full Termination	2,582,957.00			175
Bankruptcy	16,374.00			1
Insurance Payoff		730,760.69		42
Customer Payoff			168,363.58	10
Grounding Dealer Payoff	-		4,574,776.34	237
Dealer Purchase	-		2,300,141.30	120
Total	23,997,489.72	730,760.69	7,043,281.22	2,192

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of August 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	33,896	687,468,479.01	7.00000%	599,008,604.13
Total Depreciation Received		(9,795,917.02)		(7,995,915.46)
Principal Amount of Gross Losses	(87)	(1,694,503.90)		(1,523,097.84)
Repurchase / Reallocation	(28)	(524,527.01)		(466,218.17)
Early Terminations	(1,280)	(21,975,354.40)		(19,061,460.91)
Scheduled Terminations	(887)	(17,341,264.86)		(15,520,201.39)
Pool Balance - End of Period	31,614	636,136,911.82		554,441,710.36

Remaining Pool Balance
Lease Payment				92,455,254.10
Residual Value				461,986,456.26
Total				554,441,710.36

III. DISTRIBUTIONS

Total Collections					63,729,217.71
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					63,729,217.71

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					458,685.40
3. Reimbursement of Sales Proceeds Advance					13,780,484.62
4. Servicing Fee:
Servicing Fee Due					499,173.84
Servicing Fee Paid					499,173.84
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					14,738,343.86

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					270,434.25

Class A-3 Notes Monthly Interest Paid					270,434.25
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of August 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	409,163.00
Total Note and Certificate Monthly Interest Paid	409,163.00
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	48,581,710.85

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	44,566,893.77

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	44,566,893.77
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,014,817.08

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of August 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,631,288.09
Required Reserve Account Amount			16,893,864.27
Beginning Reserve Account Balance			16,893,864.27
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			16,893,864.27
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,014,817.08
Gross Reserve Account Balance			20,908,681.35
Remaining Available Collections Released to Seller			4,014,817.08
Total Ending Reserve Account Balance			16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity			8.81
Monthly Prepayment Speed			110%
Lifetime Prepayment Speed			80%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,249,756.79
Securitization Value of Gross Losses and Casualty Receivables		1,523,097.84	87
Aggregate Defaulted and Casualty Gain (Loss)		(273,341.05)
Pool Balance at Beginning of Collection Period		599,008,604.13
Net Loss Ratio
Current Collection Period		-0.0456%
Preceding Collection Period		-0.0267%
Second Preceding Collection Period		-0.0188%
Third Preceding Collection Period		0.0115%

Cumulative Net Losses for all Periods		0.4163%	4,688,327.85

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.69%	4,158,382.74	235
61-90 Days Delinquent	0.24%	1,441,748.55	78
91-120 Days Delinquent	0.07%	422,746.37	21
More than 120 days	0.00%	12,648.17	1
Total Delinquent Receivables:	1.01%	6,035,525.83	335

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.31%	0.30%
Preceding Collection Period		0.27%	0.26%
Second Preceding Collection Period		0.25%	0.23%
Third Preceding Collection Period		0.21%	0.20%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		23,591,740.99	1744
Securitization Value		26,654,166.04	1744
Aggregate Residual Gain (Loss)		(3,062,425.05)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		130,894,255.28	8,662
Cumulative Securitization Value		143,464,266.84	8,662
Cumulative Residual Gain (Loss)		(12,570,011.56)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			29,437,874.59
Reimbursement of Outstanding Advance			13,780,484.62
Additional Advances for current period			17,245,394.01
Ending Balance of Residual Advance			32,902,783.98

Beginning Balance of Payment Advance			1,083,257.03
Reimbursement of Outstanding Payment Advance			458,685.40
Additional Payment Advances for current period			312,083.97
Ending Balance of Payment Advance			936,655.60

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of August 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No